Additional information: Condensed balance sheets of the parent company (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Other receivables, deposits and prepayments	¥ 31,692	¥ 98,715
Cash and cash equivalents	39,289	44,384	¥ 154,490
Total assets	576,940	1,038,086
Equity attributable to owners of the Company
Other reserves.	909,411	870,355
Total equity	(186,422)	425,736	590,598	¥ (249,356)
Non-current liabilities
Convertible note	38,059	34,190
Total non-current liabilities	221,705	310,662
Current liabilities
Accruals, other payables and provisions	72,848	68,783
Total liabilities	763,362	612,350
Total equity and liabilities	576,940	1,038,086
Parent company
Non-current assets
Investments in subsidiaries and due from subsidiaries		452,109
Current assets
Other receivables, deposits and prepayments		4,504
Cash and cash equivalents	5,250	11,500	¥ 65,558	¥ 26,932
Total current assets	5,250	16,004
Total assets	5,250	468,113
Equity attributable to owners of the Company
Share capital and treasury shares	(1,554)	(1,554)
Other reserves.	(42,434)	427,290
Total equity	(43,988)	425,736
Non-current liabilities
Convertible note	38,059	34,190
Total non-current liabilities	38,059	34,190
Current liabilities
Accruals, other payables and provisions	11,179	8,187
Total liabilities	49,238	42,377
Total equity and liabilities	¥ 5,250	¥ 468,113